RELATED PARTY TRANSACTIONS (Details) - EBP 105 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 195,886,406	$ 175,657,781
Common stock held (as a percent)	2.50%	2.30%
Common stock fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 5,064,837	$ 4,154,160
Number of shares held	49,187	50,238
Purchases	$ 222,230	$ 263,911
Sales	323,747	1,017,624
Dividend income	51,468	54,351
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 172,788,411	$ 153,755,573